Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($) plant	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 125.4	$ 109.6	$ 88.9
Asset impairments	84.4	15.9	0.0
Property, plant and equipment, net	1,341.7	1,388.4
Other impairment charges	1.2
Cost of Sales
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility		0.4
Other impairment charges	2.8	0.4	$ 0.7
Shut Down of Summerville, South Carolina Facility
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility	12.0
Impairment charge, difference between carrying value and fair value	22.1
Costs to sell	10.1
Non-Core Assets
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility	$ 29.2
Number of plants | plant	4
North America Fiber Cement
Property, Plant and Equipment [Line Items]
Asset impairments	$ 41.2	2.6
Impairment charges related to decision to shut down facility		2.6
Other impairment charges	0.0
North America Fiber Cement | Cost of Sales
Property, Plant and Equipment [Line Items]
Other impairment charges	2.8
Asia Pacific Fiber Cement
Property, Plant and Equipment [Line Items]
Asset impairments	36.3
Other impairment charges	1.2
Asia Pacific Fiber Cement | Penrose Plant Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	2.6
Asia Pacific Fiber Cement | Exit of Business
Property, Plant and Equipment [Line Items]
Asset impairments	14.0
Impairment charges related to decision to shut down facility	1.0
Europe Building Products
Property, Plant and Equipment [Line Items]
Asset impairments	5.5
Other impairment charges	0.0
Europe Building Products | Non-Core Assets
Property, Plant and Equipment [Line Items]
Asset impairments	$ 5.5
Other Businesses
Property, Plant and Equipment [Line Items]
Asset impairments		6.1
Impairment charges related to decision to shut down facility		$ 6.1